                 Supplement to Prospectus dated May 1, 2001 for
             Flexible Premium Variable Life Insurance Policies and
   Modified Single Premium Variable Life Insurance Policies (the "policies")
                    Issued by Pacific Life Insurance Company

                      ---------------------------------------------------------
How premiums work      The following section is added:
is revised

                      ---------------------------------------------------------
Paying your premium    Premium payments must be made in a form acceptable to
                       us before we can process it. You may pay your premium:
Until November 1,
2001, we will           .  by personal check, drawn on a U.S. bank
continue to accept      .  by cashier's check, money order, and traveler's
premium payments           checks in single denominations of $10,000 or more if
made by cashier's          they originate in a U.S. bank
check, money order,     .  by third party check, when there is a clear
and traveler's             connection of the third party to the underlying
checks in single           transaction
denominations under     .  wire transfers that originate in U.S. banks.
$10,000. If you pay
by any of these        We may not accept premium payments in the following
methods, we will       forms:
not apply your
premium until we        .  cash
have received the       .  credit card or check drawn against a credit card
following                  account
information on the      .  cashier's check, money order or traveler's checks in
payor:                     single denominations of less than $10,000
                        .  cashier's checks, money orders, traveler's checks or
 .  social security         personal checks drawn on non-U.S. banks, even if the
   number                  payment may be effected through a U.S. bank
 .  driver's license     .  wires that originate from foreign bank accounts.
   number
 .  home address

 .  occupation



Supplement dated October 1, 2001

Form No. 15-23735-00
For Policies:

88-52
97-50
97-50M